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[CREDIT SUISSE FUNDS LOGO]

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

                                     ANNUAL
                                     REPORT

                                DECEMBER 31, 2001

                             CREDIT SUISSE TRUST --
                              BLUE CHIP PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

More complete information about the Trust, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. The Trust is advised by Credit Suisse Asset Management, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2001

                                                                January 29, 2002

Dear Shareholder:

   Credit Suisse Trust--Blue Chip Portfolio (the "Portfolio") began operations on November 30, 2001. The Portfolio had a gain of 0.20% in December, vs. a gain of 0.88% for the S&P 500 Index.(1)

   We have constructed what we consider to be a portfolio of well-established companies with solid brand names, selecting stocks that in our judgment have the best long-term appreciation potential. In terms of sector allocation, we intend to maintain a roughly neutral approach, as we attempt to add value via individual stock selection while seeking to limit overall volatility.

   As we move forward, we believe that the U.S. economy is showing many favorable signs that suggest the long awaited recovery might be beginning. Monetary easing, moderate fiscal stimulus, and inventory restocking are all forces working to restore economic growth in our view. Because there is much excess capacity, operating leverage alone could give many of our companies a powerful boost when demand for their products recovers.

   Longer term, we believe that the key indicator to watch is productivity growth. In a typical recession, productivity growth declines markedly. In the first two quarters of the present recession, however, the average growth rate of productivity was a surprising 1.8%. Such growth bodes well for equity values in our view. It has become fashionable to regard the equity appreciation of the late 1990s as an anomaly. Faster-than-average productivity growth supports a different conclusion in our opinion. When output for hours worked increases rapidly, both capital and labor are worth more than they would be under less-favorable conditions. We will continue to attempt to add value via individual stock selection, focusing on companies we view as having good potential for improved productivity over time.

Hugh Neuburger
Portfolio Manager

----------
(1) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

                                        1
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CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2001

                                                               NUMBER OF
                                                                 SHARES      VALUE
                                                               ---------     -----
COMMON STOCKS (94.4%)
BANKS (7.5%)
    Bank of New York Co., Inc.                                    1,350    $  55,080
    Bank One Corp.                                                2,000       78,100
    Citigroup, Inc.                                               2,675      135,034
    FleetBoston Financial Corp.                                   1,400       51,100
    J.P. Morgan Chase & Co.                                       1,800       65,430
                                                                           ---------
                                                                             384,744
                                                                           ---------
CHEMICALS (1.0%)
    Avery-Dennison Corp.                                            875       49,464
                                                                           ---------
COMPUTER HARDWARE & BUSINESS MACHINES (1.6%)
    Cisco Systems, Inc.(1)                                        4,600       83,306
                                                                           ---------
COMPUTER SOFTWARE (8.9%)
    International Business Machines Corp.                         1,700      205,632
    Microsoft Corp.(1)                                            2,675      177,219
    Oracle Corp.(1)                                               5,175       71,467
                                                                           ---------
                                                                             454,318
                                                                           ---------
DEFENSE/AEROSPACE (1.8%)
    General Dynamics Corp.                                        1,175       93,577
                                                                           ---------
DEPARTMENT STORES (3.9%)
    Costco Wholesale Corp.(1)                                     2,050       90,979
    Wal-Mart Stores, Inc.                                         1,850      106,467
                                                                           ---------
                                                                             197,446
                                                                           ---------
DRUGS (10.3%)
    American Home Products Corp.                                  1,650      101,244
    Amgen, Inc.(1)                                                2,400      135,456
    Merck & Co., Inc.                                             1,300       76,440
    Pfizer, Inc.                                                  2,875      114,569
    Pharmacia Corp.                                               2,375      101,294
                                                                           ---------
                                                                             529,003
                                                                           ---------
ELECTRONIC EQUIPMENT (2.3%)
    Sanmina Corp.(1)                                              2,142       42,626
    Scientific-Atlanta, Inc.                                      2,250       53,865
    Solectron Corp.(1)                                            2,050       23,124
                                                                           ---------
                                                                             119,615
                                                                           ---------
ENERGY RESERVES & PRODUCTION (6.1%)
    Chevron Texaco Corp.                                          1,699      152,247
    Exxon Mobil Corp.                                             4,125      162,112
                                                                           ---------
                                                                             314,359
                                                                           ---------

                 See Accompanying Notes to Financial Statements.

                                        2

                                                               NUMBER OF
                                                                 SHARES      VALUE
                                                               ---------     -----
FINANCIAL SERVICES (8.8%)
    American Express Co.                                          3,300    $ 117,777
    Freddie Mac                                                     700       45,780
    General Electric Co.                                          5,550      222,444
    Marsh & McLennan Companies, Inc.                                600       64,470
                                                                           ---------
                                                                             450,471
                                                                           ---------
FOOD & BEVERAGE (3.2%)
    General Mills, Inc.                                           1,650       85,817
    Sysco Corp.                                                   3,000       78,660
                                                                           ---------
                                                                             164,477
                                                                           ---------
HOME PRODUCTS (4.3%)
    Colgate-Palmolive Co.                                         1,175       67,856
    Estee Lauder Companies, Inc.                                  1,250       40,075
    Procter & Gamble Co.                                          1,425      112,760
                                                                           ---------
                                                                             220,691
                                                                           ---------
INDUSTRIAL PARTS (4.9%)
    Tyco International, Ltd.                                      3,475      204,678
    United Technologies Corp.                                       675       43,625
                                                                           ---------
                                                                             248,303
                                                                           ---------
INFORMATION SERVICE (4.9%)
    AOL Time Warner, Inc.(1)                                      3,250      104,325
    Omnicom Group, Inc.                                           1,650      147,428
                                                                           ---------
                                                                             251,753
                                                                           ---------
MEDIA (1.4%)
    Cablevision Systems Corp. Class A(1)                          1,500       71,175
                                                                           ---------
MEDICAL PRODUCTS & SUPPLIES (3.5%)
    Baxter International, Inc.                                    3,300      176,979
                                                                           ---------
MINING & METALS (2.0%)
    Alcoa, Inc.                                                   2,875      102,206
                                                                           ---------
OIL REFINING (1.7%)
    Conoco, Inc.                                                  3,100       87,730
                                                                           ---------
PROPERTY & CASUALTY INSURANCE (4.5%)
    Hartford Financial Services, Inc.                             2,475      155,504
    St. Paul Co., Inc.                                            1,700       74,749
                                                                           ---------
                                                                             230,253
                                                                           ---------
SEMICONDUCTOR (3.5%)
    Intel Corp.                                                   4,375      137,594
    Texas Instruments, Inc.                                       1,375       38,500
                                                                           ---------
                                                                             176,094
                                                                           ---------

                 See Accompanying Notes to Financial Statements.

                                        3

                                                               NUMBER OF
                                                                 SHARES      VALUE
                                                               ---------     -----
SPECIALTY RETAIL (3.0%)
    CVS Corp.                                                     2,675    $  79,180
    Target Corp.                                                  1,825       74,916
                                                                          ----------
                                                                             154,096
                                                                          ----------
TELEPHONE (5.0%)
    ALLTEL Corp.                                                  1,425       87,965
    SBC Communications, Inc.                                      1,300       50,921
    Sprint Corp. (FON Group)                                      3,300       66,264
    Verizon Communications, Inc.                                  1,100       52,206
                                                                          ----------
                                                                             257,356
                                                                          ----------
WIRELESS TELECOMMUNICATIONS (0.3%)
    Nextel Communications, Inc. Class A(1)                        1,425       15,618
                                                                          ----------

TOTAL COMMON STOCKS (Cost $4,825,248)                                      4,833,034
                                                                          ----------
                                                                   PAR
                                                                  (000)
                                                                  -----
SHORT-TERM INVESTMENT (3.7%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.50%, 1/02/02
    (Cost $191,000)                                               $ 191      191,000
                                                                          ----------

TOTAL INVESTMENTS AT VALUE (98.1%) (Cost $5,016,2482(2))                   5,024,034

OTHER ASSETS IN EXCESS OF LIABILITIES (1.9%)                                  97,615
                                                                          ----------

NET ASSETS (100.0%)                                                       $5,121,649
                                                                          ==========

----------
(1)  Non-income producing security.
(2)  Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS
    Investments at value (Cost $5,016,248)                              $5,024,034
    Cash                                                                       365
    Receivable for fund shares sold                                         97,490
    Receivable from investment adviser                                      17,148
    Dividend and interest receivable                                         5,329
                                                                        ----------
      Total Assets                                                       5,144,366
                                                                        ----------
LIABILITIES
    Administrative services fee payable                                        680
    Payable for fund shares redeemed                                           966
    Other accrued expenses payable                                          21,071
                                                                        ----------
      Total Liabilities                                                     22,717
                                                                        ----------
NET ASSETS
    Capital stock, $0.001 par value                                            511
    Paid-in capital                                                      5,111,859
    Undistributed net investment income                                      1,493
    Net unrealized appreciation from investments                             7,786
                                                                        ----------
      Net Assets                                                        $5,121,649
                                                                        ==========
    Shares outstanding                                                     511,216
                                                                        ----------
    Net asset value, offering price and redemption price per share          $10.02
                                                                        ==========

                 See Accompanying Notes to Financial Statements.

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CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENT OF OPERATIONS
For the Period November 30, 2001(1) through December 31, 2001

INVESTMENT INCOME
    Dividends                                                              $ 6,162
    Interest                                                                   263
                                                                           -------
      Total investment income                                                6,425
                                                                           -------
EXPENSES
    Investment advisory fees                                                 3,189
    Administrative services fees                                               999
    Audit fees                                                              12,500
    Legal fees                                                               5,000
    Printing fees                                                            3,000
    Custodian fees                                                             170
    Trustees fees                                                              170
    Insurance expense                                                          170
    Transfer agent fees                                                        170
    Miscellaneous expense                                                      220
                                                                           -------
      Total expenses                                                        25,588
    Less: fees waived and expenses reimbursed                              (20,656)
                                                                           -------

      Net expenses                                                           4,932
                                                                           -------
       Net investment income                                                 1,493
                                                                           -------
NET UNREALIZED GAIN FROM INVESTMENTS
    Net change in unrealized appreciation from investments                   7,786
                                                                           -------
    Net increase in net assets resulting from operations                    $9,279
                                                                           =======

----------
(1) Commencement of Operations.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE PERIOD
                                                                        ENDED
                                                                 DECEMBER 31, 2001(1)
                                                                 --------------------
FROM OPERATIONS
  Net investment income                                                 $    1,493
  Net change in unrealized appreciation from investments                     7,786
                                                                        ----------
    Net increase in net assets resulting from operations                     9,279
                                                                        ----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                           5,123,932
  Net asset value of shares redeemed                                       (11,562)
                                                                        ----------
    Net increase in net assets from capital share transactions           5,112,370
                                                                        ----------
  Net increase in net assets                                             5,121,649

NET ASSETS
  Beginning of period                                                           --
                                                                        ----------
  End of period                                                         $5,121,649
                                                                        ==========
UNDISTRIBUTED NET INVESTMENT INCOME                                     $    1,493
                                                                        ==========

----------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout the Period)

                                                                    FOR THE PERIOD
                                                                         ENDED
                                                                  DECEMBER 31, 2001(1)
                                                                  --------------------
PER SHARE DATA
  Net asset value, beginning of period                                   $ 10.00
                                                                         -------

INVESTMENT OPERATIONS
  Net investment income                                                       --(2)
  Net unrealized gain on investments                                        0.02
                                                                         -------
      Total from investment operations                                      0.02
                                                                         -------
NET ASSET VALUE, END OF PERIOD                                           $ 10.02
                                                                         =======
      Total return                                                          0.20%(3)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                               $ 5,122
    Ratio of expenses to average net assets                                 1.16%(4)
    Ratio of net investment income to average net assets                    0.35%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                  4.86%(4)
  Portfolio turnover rate                                                      2%

----------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.
(2) This amount represents less than $0.01 per share.
(3) Non-annualized.
(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    Credit Suisse Trust, formerly the Warburg Pincus Trust (the "Trust"), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Blue Chip Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

    A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

    B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

    C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio based on the following fee structure:

           AVERAGE DAILY NET ASSETS                 ANNUAL RATE
           ------------------------                 -----------
           First $100 million                .75% of average daily net assets
           Over $100 million                 .50% of average daily net assets

    For the period November 30, 2001 (commencement of operations) through December 31, 2001, investment advisory fees earned and voluntarily waived, and expenses reimbursed were as follows:

             GROSS                               NET             EXPENSE
         ADVISORY FEE         WAIVER        ADVISORY FEE     REIMBURSEMENTS
         ------------         ------        ------------     --------------
            $3,189           $(3,189)            $--            $(17,148)

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as co-administrators to the Portfolio. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the period November 30, 2001 (commencement of operations) through December 31, 2001, administrative services fees earned by CSAMSI were $425.

    For its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS               ANNUAL RATE
           ------------------------               -----------
           First $500 million             .075% of average daily net assets
           Next $1 billion                .065% of average daily net assets
           Over $1.5 billion              .055% of average daily net assets

    For the period November 30, 2001 (commencement of operations) through December 31, 2001, administrative service fees earned, and voluntarily waived, by PFPC (including out of pocket expenses) were $574 and $319, respectively.

    In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. For the period November 30, 2001 (commencement of operations) through December 31, 2001, Merrill earned $3,000 for its services to the Portfolio.

NOTE 3. PURCHASES AND SALES OF SECURITIES

    For the period November 30, 2001 (commencement of operations) through December 31, 2001, purchases and sales of investment securities (excluding short-term investments) were $4,825,248 and $45,124, respectively.

NOTE 4. CAPITAL SHARE TRANSACTIONS

    The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in shares of the Portfolio for the period November 30, 2001 (commencement of operations) through December 31, 2001 were as follows:

                  Shares sold                       512,374
                  Shares redeemed                    (1,158)
                                                    -------
                  Net increase                      511,216
                                                    =======

NOTE 5. FEDERAL INCOME TAXES

    Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses, and excise tax regulations.

    There were no distributions during the period November 30, 2001 (commencement of operations) through December 31, 2001.

    At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

               Undistributed ordinary income             $1,493
               Unrealized appreciation                    7,786
                                                         ------
                                                         $9,279
                                                         ======

    At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $139,408 and $131,622, respectively.

CREDIT SUISSE TRUST-- BLUE CHIP PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Blue Chip Portfolio:

    In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of the Blue Chip Portfolio (the "Fund"), a portfolio of the Credit Suisse Trust at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period November 30, 2001 (commencement of operations) through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2002

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                         TERM                                    NUMBER OF
                                         OF OFFICE(1)                            PORTFOLIOS IN
                                         AND                                     FUND
                          POSITION(S)    LENGTH          PRINCIPAL               COMPLEX         OTHER
                          HELD WITH      OF TIME         OCCUPATION(S) DURING    OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     TRUST          SERVED          PAST FIVE YEARS         TRUSTEE         HELD BY TRUSTEE
---------------------     -----          ------          ---------------         -------         ---------------
INDEPENDENT TRUSTEES

Richard H. Francis        Trustee and    Since           Currently retired;      59              Director of
40 Grosvenor Road         Audit          Portfolio       Executive Vice                          The Indonesia
Short Hills, New Jersey   Committee      Inception       President and                           Fund, Inc.
07078                     Member                         Chief Financial
                                                         Officer of Pan Am
Age: 68                                                  Corporation and
                                                         Pan American
                                                         World Airways,
                                                         Inc. from 1988 to
                                                         1991

Jack W. Fritz             Trustee and    Since           Private investor;       59              Director of
2425 North Fish Creek     Audit          Portfolio       Consultant and                          Advo, Inc.
Road P.O. Box 1287        Committee      Inception       Director of Fritz                       (direct mail
Wilson, Wyoming 83014     Member                         Broadcasting, Inc.                      advertising)
                                                         and Fritz
Age: 73                                                  Communications
                                                         (developers and
                                                         operators of radio
                                                         stations) since
                                                         1987

Jeffrey E. Garten         Trustee and    Since           Dean of Yale            59              Director of
Box 208200                Audit          Portfolio       School of                               Aetna, Inc.;
New Haven, Connecticut    Committee      Inception       Management and                          Director of
06520-8200                Member                         William S. Beinecke                     Calpine Energy
                                                         Professor in the                        Corporation
Age: 54                                                  Practice of
                                                         International
                                                         Trade and Finance;
                                                         Undersecretary of
                                                         Commerce for
                                                         International Trade
                                                         from November 1993
                                                         to October 1995;
                                                         Professor at
                                                         Columbia University
                                                         from September
                                                         1992 to November
                                                         1993

                                       15


                                         TERM                                    NUMBER OF
                                         OF OFFICE(1)                            PORTFOLIOS IN
                                         AND                                     FUND
                          POSITION(S)    LENGTH          PRINCIPAL               COMPLEX         OTHER
                          HELD WITH      OF TIME         OCCUPATION(S) DURING    OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     TRUST          SERVED          PAST FIVE YEARS         TRUSTEE         HELD BY TRUSTEE
---------------------     -----          ------          ---------------         -------         ---------------
Peter F. Krogh            Trustee and    Since           Dean Emeritus and       59              Member of
301 ICC                   Audit          Portfolio       Distinguished Professor                 Board
Georgetown University     Committee      Inception       of International                        of The Carlisle
                          Member                         Affairs at the Edmund                   Companies Inc.;
                                                         A Walsh School of                       Member of
Washington, DC 20057                                     Foreign Service,                        Selection Committee
                                                         Georgetown University;                  for Truman
                                                         Moderator of PBS                        Scholars and
Age: 64                                                  foreign affairs                         Henry Luce
                                                         television series                       Scholars; Senior
                                                                                                 Associate of
                                                                                                 Center for
                                                                                                 Strategic and
                                                                                                 International
                                                                                                 Studies; Trustee
                                                                                                 of numerous
                                                                                                 world affairs
                                                                                                 organizations

James S. Pasman, Jr.      Trustee and    Since           Currently retired;      59              Director of
29 The Trillium           Audit          Portfolio       President and Chief                     Education
Pittsburgh, Pennsylvania  Committee      Inception       Operating Officer of                    Management
15238                     Member                         National InterGroup,                    Corp., Tyco
                                                         Inc. from April 1989                    International
Age: 70                                                  to March 1991;                          Ltd.; Credit
                                                         Chairman of Permian                     Suisse Asset
                                                         Oil Co. from April 1989                 Management
                                                         to March 1991                           Income Fund,
                                                                                                 Inc.; Trustee of
                                                                                                 Credit Suisse
                                                                                                 High Yield Bond
                                                                                                 Fund; Deutsche
                                                                                                 VIT Funds,
                                                                                                 overseeing six
                                                                                                 portfolios

                                       16


                                         TERM                                    NUMBER OF
                                         OF OFFICE(1)                            PORTFOLIOS IN
                                         AND                                     FUND
                          POSITION(S)    LENGTH          PRINCIPAL               COMPLEX         OTHER
                          HELD WITH      OF TIME         OCCUPATION(S) DURING    OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     TRUST          SERVED          PAST FIVE YEARS         TRUSTEE         HELD BY TRUSTEE
---------------------     -----          ------          ---------------         -------         ---------------
Steven N. Rappaport       Trustee and    Since           President of Loanet,    59              Director of
Loanet, Inc.              Audit          Portfolio       Inc. (on-line                           The First Israel
40 East 52nd Street       Committee      Inception       accounting service)                     Fund, Inc.
                                                         since 1997;
New York, New York        Chairman                       Executive Vice
10022                                                    President of Loanet,
                                                         Inc. from 1994 to 1997;
Age: 52                                                  Director, President,
                                                         North American
                                                         Operations, and former
                                                         Executive Vice President
                                                         from 1992 to 1993 of
                                                         Worldwide Operations
                                                         of Metallurg Inc.;
                                                         Executive Vice
                                                         President, Telerate,
                                                         Inc. from 1987 to 1992;
                                                         Partner in the law firm
                                                         of Hartman & Craven
                                                         until 1987

Interested Trustee

William W. Priest(2)      Trustee        Since           Senior Partner and      59              Director of The
Steinberg Priest                         Portfolio       Fund Manager,                           Brazilian Equity
Capital Management                       Inception       Steinberg                               Fund, Inc.; The
12 East 49th Street                                      Priest Capital                          Chile Fund, Inc.;
12th Floor                                               Management since                        The Emerging
New York, New York                                       March 2001; Chairman                    Markets Tele-
10017                                                    and Managing                            communications
                                                         Director of CSAM                        Fund, Inc.; The
Age: 59                                                  from 2000 to                            First Israel Fund,
                                                         February 2001, Chief                    Inc.; The Latin
                                                         Executive Officer and                   American Equity
                                                         Managing Director of                    Fund, Inc.; The
                                                         CSAM from 1990 to                       Indonesia Fund,
                                                         2000                                    Inc.; and Credit
                                                                                                 Suisse Asset
                                                                                                 Management
                                                                                                 Income Fund,
                                                                                                 Inc.

                                       17


                                         TERM                                    NUMBER OF
                                         OF OFFICE(1)                            PORTFOLIOS IN
                                         AND                                     FUND
                          POSITION(S)    LENGTH          PRINCIPAL               COMPLEX         OTHER
                          HELD WITH      OF TIME         OCCUPATION(S) DURING    OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     TRUST          SERVED          PAST FIVE YEARS         TRUSTEE         HELD BY TRUSTEE
---------------------     -----          ------          ---------------         -------         ---------------
Officers

James P. McCaughan        Chairman       Since           Chief Executive Officer N/A             N/A
Credit Suisse Asset                      Portfolio       and Managing Director
Management, LLC                          Inception       of CSAM; Associated
466 Lexington Avenue                                     with CSAM since
New York, New York                                       2000; President and
10017-3147                                               Chief Operating Officer
                                                         of Oppenheimer Capital
Age: 47                                                  from 1998 to 1999;
                                                         President and Chief
                                                         Executive Officer ofs
                                                         UBS Asset
                                                         Management (New
                                                         York) Inc. from 1996
                                                         to 1998; Functional
                                                         Advisor (Institutional
                                                         Asset Management)
                                                         of Union Bank of
                                                         Switzerland from
                                                         1994 to 1996

Hal Liebes, Esq.          Vice President Since           Managing Director and   N/A             N/A
Credit Suisse Asset       and Secretary  Portfolio       General Counsel of
Management, LLC                          Inception       CSAM; Associated with
466 Lexington Avenue                                     Lehman Brothers, Inc.
New York, New York                                       from 1996 to 1997;
10017-3147                                               Associated with CSAM
                                                         from 1995 to 1996;
Age: 36                                                  Associated with CS
                                                         First Boston Investment
                                                         Management from 1994
                                                         to 1995; Associated with
                                                         Division of Enforcement,
                                                         U.S. Securities and
                                                         Exchange Commission
                                                         from 1991 to 1994

Michael A. Pignataro      Treasurer and  Since           Director and Director   N/A             N/A
Credit Suisse Asset       Chief          Portfolio       of Fund Administration
Management, LLC           Financial      Inception       of CSAM; Associated
466 Lexington Avenue      Officer                        with CSAM since 1984
New York, New York
10017-3147

Age: 42

                                       18


                                         TERM                                    NUMBER OF
                                         OF OFFICE(1)                            PORTFOLIOS IN
                                         AND                                     FUND
                          POSITION(S)    LENGTH          PRINCIPAL               COMPLEX         OTHER
                          HELD WITH      OF TIME         OCCUPATION(S) DURING    OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     TRUST          SERVED          PAST FIVE YEARS         OFFICER         HELD BY OFFICER
---------------------     -----          ------          ---------------         -------         ---------------

Gregory N. Bressler, Esq. Assistant      Since           Vice President and      N/A             N/A
Credit Suisse Asset       Secretary      Portfolio       Legal Counsel of CSAM
Management, LLC                          Inception       since January 2000;
466 Lexington Avenue                                     Associated with the
New York, New York                                       law firm of Swidler
10017-3147                                               Berlin Shereff Friedman
                                                         LLP from 1996 to 2000
Age: 35

Stuart J. Cohen, Esq.     Assistant      Since           Vice President and      N/A             N/A
Credit Suisse Asset       Secretary      Portfolio       Legal Counsel of CSAM;
Management, LLC                          Inception       Associated with CSAM
466 Lexington Avenue                                     since Credit Suisse
New York, New York                                       acquired the Funds'
10017-3147                                               predecessor adviser
                                                         in July 1999; with the
Age: 32                                                  predecessor adviser
                                                         since 1997; Associated
                                                         with the law firm of
                                                         Gordan Altman Butowsky
                                                         Weitzen Shalov & Wein
                                                         from 1995 to 1997

Rocco A. DelGuercio       Assistant      Since           Vice President and      N/A             N/A
Credit Suisse Asset       Treasurer      Portfolio       Administrative Officer
Management, LLC                          Inception       of CSAM; Associated with
466 Lexington Avenue                                     CSAM since June 1996;
New York, New York                                       Assistant Treasurer,
10017-3147                                               Bankers Trust Corp.--
                                                         Fund Administration
Age: 38                                                  from March 1994 to June
                                                         1996; Mutual Fund
                                                         Accounting Supervisor,
                                                         Dreyfus Corporation from
                                                         April 1987 to March 1994

                                       19


                                         TERM                                    NUMBER OF
                                         OF OFFICE(1)                            PORTFOLIOS IN
                                         AND                                     FUND
                          POSITION(S)    LENGTH          PRINCIPAL               COMPLEX         OTHER
                          HELD WITH      OF TIME         OCCUPATION(S) DURING    OVERSEEN BY     DIRECTORSHIPS
NAME, ADDRESS AND AGE     TRUST          SERVED          PAST FIVE YEARS         OFFICER         HELD BY OFFICER
---------------------     -----          ------          ---------------         -------         ---------------

Joseph Parascondola       Assistant      Since           Assistant Vice          N/A             N/A
Credit Suisse Asset       Treasurer      Porfolio        President--Fund
Management, LLC                          Inception       Administration of
466 Lexington Avenue                                     CSAM since April
New York, New York                                       2000; Assistant Vice
10017-3147                                               President, Deutsche
                                                         Asset Management
Age: 38                                                  from January 1999
                                                         to April 2000; Assistant
                                                         Vice President, Weiss,
                                                         Peck & Greer LLC
                                                         from November 1995
                                                         to December 1998

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Priest is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

[CREDIT SUISSE FUNDS LOGO]

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                                  800-222-8977

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRBLC-2-1201